Other liabilities - Liabilities Recognized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provision for Reforestation
Provision for decommissioning, restoration and rehabilitation costs [Roll Forward]
Other provisions at beginning of period	$ 92	$ 93
Acquisition	0	3
Increase (decrease) through transfers and other changes, other provisions	0	0
Liabilities recognized	49	46
Liabilities settled	(61)	(52)
Change in estimates	10	0
Foreign exchange	(7)	2
Other provisions at end of period	83	92
Less: current portion	(36)	(39)
Non-current portion of reforestation obligations	47	53
Provision for Decommissioning
Provision for decommissioning, restoration and rehabilitation costs [Roll Forward]
Other provisions at beginning of period	37	35
Acquisition	1	1
Increase (decrease) through transfers and other changes, other provisions	0	(2)
Liabilities recognized	9	3
Liabilities settled	(4)	(1)
Change in estimates	3	0
Foreign exchange	(3)	1
Other provisions at end of period	43	37
Less: current portion	(19)	(21)
Non-current portion of reforestation obligations	$ 24	$ 16